Capital and Funding	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Capital and Funding
15.	Capital and funding

Ordinary shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Internal holdings
The ordinary shares numbered 1 to 2,400 (inclusive) in NV (‘Special Shares’) and deferred stock of PLC are held as to one half of each class by N.V. Elma – a subsidiary of NV – and one half by United Holdings Limited – a subsidiary of PLC. This capital is eliminated on consolidation.
Share-based compensation
The Group operates a number of share-based compensation plans involving options and awards of ordinary shares of NV and PLC. Full details of these plans are given in note 4C on pages 103 to 104.
Other reserves
Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
Certain PLC trusts, NV and group companies purchase and hold NV and PLC shares to satisfy performance shares granted, share options granted and other share awards (see note 4C). The assets and liabilities of these trusts and shares held by group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and trusts’ borrowings are included in the Group’s liabilities. The costs of the trusts are included in the results of the Group. These shares are excluded from the calculation of earnings per share.
Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in profit and loss. Other financial liabilities, excluding derivatives, are subsequently carried at amortised cost, with the exception of:

•	financial liabilities which the Group has elected to measure at fair value through profit or loss;

•	derivative financial liabilities – see note 16 on page 121; and

•	contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract.
The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:

•	maintain a competitive balance sheet in line with at least A/A2 rating (see below);

•	secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);

•	protect the Group’s financial results and position from financial risks (see note 16);

•	maintain market risks within acceptable parameters, while optimising returns (see note 16); and

•	protect the Group’s financial investments, while maximising returns (see note 17)
The Treasury department provides central deposit taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the treasury department are:

•	short-term and long-term borrowings;

•	cash and cash equivalents; and

•	plain vanilla derivatives, including cross currency interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:

•	total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);

•	short-term debt – current financial liabilities (note 15C); and

•	long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day
needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:

•	appropriate access to the debt and equity markets;

•	sufficient flexibility for acquisitions;

•	sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and

•	optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.

15A.	Share capital

		Issued,		Issued,
		called up and		called up and
	Authorised (a)	fully paid (b)	Authorised (a)	fully paid ( b )
	2019	2019	201 8	201 8
Unilever N.V.	€ million	€ million	€ million	€ million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 –‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	—	(1)	—	(1)
Cancellation of treasury shares (c)	—	(41)	—	—
	481	233	481	274

Unilever PLC	£ million	£ million
PLC ordinary shares of 3 1 /9p each	37.0	40.8
PLC deferred stock of £1 each	0.1	0.1
Internal holding eliminated on consolidation (£1 stock)	(0.1)	(0.1)
Cancellation of treasury shares (c)	(0.6)	(3.8)

	36.4	37.0

	€ million	€ million
Euro equivalent in millions (at £1.00 = €5.143) (d)	187	190

Unilever Group	€ million	€ million
Ordinary share capital of NV	233	274
Ordinary share capital of PLC	187	190
	420	464

(a)
At 31 December 2019 Unilever N.V. had 3,000,000,000 (2018: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.

(b)
At 31 December 2019 the following quantities of shares were in issue: 1,460,714,804 of NV ordinary shares; 2,400 of NV Special Shares; 1,168,530,650 of PLC ordinary shares and 100,000 of PLC deferred stock. At 31 December 2018, 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,187,191,284 of PLC ordinary shares and 100,000 of PLC deferred stock were in issue.

(c)
At 31 December 2019 254,012,896
of NV ordinary shares and

18,660,634 (2018: 122,965,077) of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years, were cancelled.

(d)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).
For information on the rights of shareholders of NV and PLC and the operation of the Equalisation Agreement, see the Corporate Governance report on pages
4
7
to
53
.
A nominal dividend of 6% per annum is paid on the deferred stock of PLC.
15B.	Equity
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided on page
142
.
Subsidiaries with significant
non-controlling
interests
Unilever has one subsidiary company which has a material
non-controlling
interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

	€ million	€ million
	2019	2018
HUL balance sheet as at 31 December		Restated (a)
Non-current assets	1,030	964
Current assets	1,438	1,333
Current liabilities	(1,117)	(1,156)
Non-current liabilities	(332)	(251)

HUL comprehensive income for the year ended 31 December
Turnover	4,937	4,527
Profit after tax	730	617
Total comprehensive income	740	576

	€ million	€ million
	2019	2018
HUL cash flow for the year ended 31 December		Restated (a)
Net increase/(decrease) in cash and cash-equivalents	145	14

HUL non-controlling interest
1 January	(299)	(288)
Share of (profit)/loss for the year ended 31 December	(239)	(203)
Other comprehensive income	(6)	(4)
Dividend paid to the non-controlling interest	218	183
Currency translation	(2)	13
31 December	(328)	(299)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
Analysis of other reserves

	€ million	€ million	€ million
	Total	Total	Total
	2019	2018	2017
		(Restated) (a)	(Restated) (a)
Fair value reserves	7	(194)	(189)
Equity instrument s	123	98	—
Cash flow hedges	(116)	(292)	(236)
Available-for-sale financial assets	—	—	47
Currency retranslation of group companies – see following table	(4,712)	(4,694)	(3,879)
Adjustment on translation of PLC’s ordinary capital at 3 1 / 9 p = €0.16	(148)	(150)	(164)
Capital redemption reserve	37	32	32
Book value of treasury shares – see following table	(703)	(10,181)	(9,208)
Hedging gains/(losses) transferred to non-financial asset s	103	71	—
Other (b)	(158)	(102)	(179)

	(5,574)	(15,218)	(13,587)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)	Relates to option on purchase of subsidiary for non-controlling interest and hyperinflation adjustment arising on current year profit translated at closing exchange rate.
Unilever acquired 2,678,000 (2018: 66,202,168) NV ordinary shares and 1,076,000 (2018: 65,458,433) PLC shares through purchases on the stock exchanges during the year
.
These
shares

are
 held as treasury
stock
as a separate component of other reserves.

254,012,896
of NV and 18,660,634 of PLC ordinary shares that were acquired as a part of the share buyback programme in 2018 and prior years, were cancelled during the year.
The total number of treasury shares held at 31 December 2019 was 8,027,879 (2018: 263,349,111) NV shares and 4,391,130 (2018: 24,334,848)
PLC shares and these shares were held in connection with share-based compensation plans (see note 4C on pages
103
to
104
).

	€ million	€ million
Treasury shares – movements during the year	2019	2018
1 January	(10,181)	(9,208)
Repurchase of shares	–	(6,020)
Cancellation of NV and PLC shares	9,416	5,069
Other purchases and utilisations	64	(8)
Adjustment on translation of PLC’s ordinary capital at 3 1 / 9 p = €0.16	(2)	(14)

31 December	(703)	(10,181)

	€ million	€ million
	2019	2018
Currency retranslation reserve – movements during the year		(Restated) (a)
1 January	(4,694)	(3,879)
Currency retranslation of group companies net assets and liabilities during the year	(341)	(821)
Movement in net investment hedges and exchange differences in net investments in foreign operations	326	77
Recycled to income statement	(3)	(71)
31 December	(4,712)	(4,694)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
Statement of comprehensive income: other comprehensive income reconciliation

	€ million	€ million
Fair value gains/(losses) on financial instruments – movement during the year	2019	2018
1 January	(194)	(189)
Equity instruments	25	51
Cash flow hedges	176	(56)

31 December	7	(194)

Refer to the consolidated statement of comprehensive income on page 87, the consolidated statement of changes in equity on page 88, and note 6C on page 107.

	€ million	€ million
Remeasurement of defined benefit pension plans net of tax	2019	2018
1 January	(1,499)	(1,171)
Movement during the year	353	(328)

31 December	(1,146)	(1,499)

Refer to the consolidated statement of comprehensive income on page 87, the consolidated statement of changes in equity on page 88, note 4B from page 98 to 103 and note 6C on page 107.

	€ million	€ million
	2019	2018
Currency retranslation gains/(losses) – movement during the year		(Restated) (a)
1 January	(5,069)	(4,230)
Currency retranslation during the year:
Other reserves	(18)	(814)
Retained profit	2	(10)
Non-controlling interest	1	(15)

31 December	(5,084)	(5,069)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

15C.  Financial liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities (b)	Current 2019	Non-current 2019	Total 2019	Current 2018 (Restated) (a)	Non-current 2018 (Restated) (a)	Total 2018 (Restated) (a)
Bank loans and overdrafts (c)	390	463	853	525	289	814
Bonds and other loans	3,677	21,355	25,032	2,422	20,969	23,391
Lease liabilities	383	1,536	1,919	390	1,591	1,981
Derivatives	116	154	270	127	275	402
Other financial liabilities (d)	125	58	183	149	1	150
	4,691	23,566	28,257	3,613	23,125	26,738

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(c)	Financial liabilities include €Nil million (2018: €5 million) of secured liabilities.
(d)	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement
	Opening		Business	Foreign	Fair		Closing
	balance at	Cash	acquisitions/	exchange	value	Other	balance at
	1 January	movement	disposals	changes	changes	movements	31 December
Movements in 2019 and 2018	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2019
Bank loans and overdrafts (a)	(814)	(29)	(1)	(9)	—	—	(853)
Bonds and other loans (a)	(23,391)	(1,273)	(3)	(365)	(1)	1	(25,032)
Lease liabilities (b)	(1,981)	452	(7)	(25)	—	(358)	(1,919)
Derivatives	(402)	—	—	—	132	—	(270)
Other financial liabilities (a)	(150)	30	—	(8)	—	(55)	(183)

Total	(26,738)	(820)	(11)	(407)	131	(412)	(28,257)

2018 (Restated)
Bank loans and overdrafts (a)	(992)	158	(10)	17	—	13	(814)
Bonds and other loans (a)	(22,709)	(135)	—	(543)	—	(4)	(23,391)
Lease liabilities (b)(c)	(2,118)	494	—	1	—	(358)	(1,981)
Derivatives	(421)	—	—	—	19	—	(402)
Other financial liabilities (a)	(177)	51	—	10	(4)	(30)	(150)

Total	(26,417)	568	(10)	(515)	15	(379)	(26,738)

(a)
These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €64 million (2018: €2 million) represents cash movements in overdrafts that are not included in financing cash flows.

(b)
Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €17 million (2018: €13 million) represents gain
or
loss from termination and modification of lease contracts.

(c)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Analysis of bonds and other loans

	€ million Total 2019	€ million Total 2018
Unilever N.V.
1.625% Notes 2033 (€)	792	791
1.750% Bonds 2020 (€)	750	749
0.500% Notes 2022 (€)	747	746
1.375% Notes 2029 (€)	743	743
1.125% Bonds 2027 (€)	697	696
1.125% Bonds 2028 (€)	694	693
0.875% Notes 2025 (€)	647	647
0.500% Bonds 2025 (€)	644	642
1.375% Notes 2030 (€)	642	642
0.375% Notes 2023 (€)	599	599
1.000% Notes 2027 (€)	598	598
1.000% Notes 2023 (€)	498	497
0.000% Notes 2021 (€)	498	497
0.500% Notes 2023 (€)	498	497
0.500% Notes 2024 (€)	495	494
0.000% Notes 2020 (€)	300	300

Total NV	9,842	9,831

Unilever PLC
1.125% Notes 2022 (£)	408	386
1.375% Notes 2024 (£)	292	276
1.875% Notes 2029 (£)	290	274
1.500% Notes 2026 (£)	580	—
1.500% Notes 2039 (€)	646	—

Total PLC	2,216	936

Other group companies
Switzerland
Other	24	10
United States
4.250% Notes 2021 ($)	892	873
5.900% Bonds 2032 ($)	883	865
2.900% Notes 2027 ($)	879	860
2.200% Notes 2022 ($)	755	738
1.800% Notes 2020 ($)	714	698
3.500% Notes 2028 ($)	703	687
4.800% Bonds 2019 ($)	—	656
2.200% Notes 2019 ($)	—	655
2.000% Notes 2026 ($)	616	602
1.375% Notes 2021 ($)	489	478
3.125% Notes 2023 ($)	488	477
2.100% Notes 2020 ($)	446	436
3.000% Notes 2022 ($)	444	434
3.250% Notes 2024 ($)	443	433
3.100% Notes 2025 ($)	442	432
2.600% Notes 2024 ($)	442	432
3.500% Bonds 2028 ($)	441	431
2.750% Bonds 2021 ($)	356	348
3.375% Notes 2025 ($)	309	302
7.250% Bonds 2026 ($)	260	254
6.625% Bonds 2028 ($)	206	200
5.150% Notes 2020 ($)	135	134
5.600% Bonds 2097 ($)	82	80
2.125% Notes 2029 ($)	749	—
2.600% Notes 2024 ($)	457	—
Commercial paper ($)	1,276	1,070
Other countries	43	39

Total other group companies	12,974	12,624

Total bonds and other loans	25,032	23,391

Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.